Other Operating Income	12 Months Ended
Dec. 31, 2020
Other operating income [abstract]
Other operating income
7	Other operating income

	2018 RMB’000	2019 RMB’000	2020 RMB’000
Government grants (i)	116,330	69,678	61,296
Rental income from investment property (Note 18)	76,001	76,381	81,608
Others	10,286	4,655	5,772

	202,617	150,714	148,676

(i)	Government grants

Grants related to R&D, other tax refund and subsidies of RMB 60,859 thousands (2019: RMB 69,241 thousands, 2018: RMB 115,893 thousands) are included in the government grants line item. There are no unfulfilled conditions or other contingencies attaching to these grants. The Group did not benefit directly from any other forms of government assistance.

Deferral and presentation of government grants

Government grants relating to the purchase of property, plant and equipment are included in non-current liabilities as deferred income and are credited to profit or loss on a straight-line basis over the expected lives of the related assets. For the year ended 31 December 2020, RMB 437 thousands were included in the government grants line item (2019: RMB 437 thousands, 2018: RMB 437 thousands).